Stockholders' Deficit, Significant Terms of Options Outstanding (Q2) (Details) - $ / shares	4 Months Ended	6 Months Ended
	Dec. 31, 2018	Jun. 30, 2019
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of exercise prices, lower range limit (in dollars per share)	$ 6.76
Number of options outstanding (in shares)	38,462
Weighted average remaining contractual life	4 years 357 days
Weighted average exercise price of outstanding options (in dollars per share)	$ 6.76
Number of options, exercisable (in shares)	0
Weighted average exercise price of exercisable options (in dollars per share)	$ 0
$5.00 - 7.50 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of exercise prices, lower range limit (in dollars per share)		$ 5.00
Range of exercise prices, upper range limit (in dollars per share)		$ 7.50
Number of options outstanding (in shares)		5,381,462
Weighted average remaining contractual life		9 years 9 months 18 days
Weighted average exercise price of outstanding options (in dollars per share)		$ 5.06
Number of options, exercisable (in shares)		260,545
Weighted average exercise price of exercisable options (in dollars per share)		$ 5.04